VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance For Doubtful Accounts, Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	$ 829	$ 636	$ 560
Additions, charged to expense and cost accounts	226	276	127
Writeoffs	(92)	(48)	(60)
Other	(55)	(35)	9
Balance at the End of the Period	909	829	636
Allowance For Doubtful Accounts, Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	126	80	66
Additions, charged to expense and cost accounts	8	57	27
Writeoffs	(1)	(4)	0
Other	(14)	(7)	(12)
Balance at the End of the Period	118	126	80
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	564	623	652
Additions, charged to expense and cost accounts	165	211	201
Writeoffs	(230)	(232)	(214)
Other	(15)	(38)	(16)
Balance at the End of the Period	483	564	623
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at the Beginning of the Period	616	827	777
Additions, charged to revenue accounts	1,658	2,519	3,061
Writeoffs	(1,741)	(2,693)	(3,004)
Other	(28)	(37)	(7)
Balance at the End of the Period	$ 505	$ 616	$ 827